Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Baiming Yu	COO, Director and a shareholder of the Group
b	Liwei Zhang	Shareholder of the Group and the spouse of Baiming Yu
c	Huiyu Chuanggu (Hangzhou) Equity Investment Fund Co., Ltd. (“Huiyu Chuanggu”)	Shuang Wu acted as the executive director and owned 30% equity interests of this related party
d	Baicheng Zhang	Immediate family member of Liwei Zhang
e	Shuang Wu	CEO, Director, and Chairman of the Board of Directors
f	Hangzhou Shuige Technology Co., Ltd (“Hangzhou Shuige”)	55% equity interests owned by Baiming Yu
g	Hangzhou Qingniu Medical Instrument Co., Ltd (“Hangzhou Qingniu”)	Owned by immediate family member of Baiming Yu
h	Hangzhou Xiaoshan Ance Building Materials Firm (“Xiaoshan Ance”)	Owned by Liwei Zhang
i	Hangzhou Yuanqi Biotech Co., Ltd. (“Hangzhou Yuanqi”)	Baiming Yu acted as director before January, 2024
j	Ming Zhao	The Supervisor of Shanghai Saitumofei
k	Hangzhou Yizhiying Information Consulting Management Co., Ltd	Shuang Wu acted as executive director
g	Qijia Yu	Immediate family member of Baiming Yu

Schedule of Amounts Due from Related Parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of September 30,
	2024	2023
Shuang Wu(1)	$1,424,989	$795,243
Hangzhou Qingniu(2)	855,618	1,294,296
Hangzhou Shuige(2)	421,092	-
Qijia Yu(4)	5,437	-
Huiyu Chuanggu(3)	-	1,453,583
Baiming Yu(5)	-	683,376
Liwei Zhang(2)	-	11,184
Total	$2,707,136	$4,237,682
(1)

The balance represented advances made to the related party for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses. The Group has collected all the amounts from the related party as of the date of the 20-F.

(2)	The balance represented an interest-free loan to this related party, which is due on demand. The Group has collected all the amounts from the related party as of the date of the 20-F.

(3)	The balance represented the advances made to Huiyu Chuanggu by the Group for its future payment of audit fees and legal expenses which were unsecured, interest-free and repayable on demand.

(4)	The balance represented advances made to the related party for the Group’s daily operational purposes.

(5)	The balance represented withholding tax receivables related to deemed dividend and advances made to the management for the Group’s daily operational purposes.

Amounts due to related parties consisted of the following for the periods indicated:

	As of September 30,
	2024	2023
Huiyu Chuanggu(1)	$1,064,916	$-
Xiaoshan Ance(2)	$142,499	$137,061
Baiming Yu(3)	5,820	-
Ming Zhao(3)	4,207	4,048
Hangzhou Shuige(2)	-	17,818
Hangzhou Yuanqi(2)	-	685
Total	$1,217,442	$159,612
(1)	The balance represented the payment on behalf of the Group for its daily operations or the initial public offering costs, including legal fees and accounting fees.

(2)	The balance represented interest-free loans from this related party, which was due on demand.

(3)	The balance represented advance from this related party for the Group’s daily operations with no fixed term of repayment and interest.

Schedule of Related Parties and Repayment from Related Parties
	For the years ended September 30,
Nature	2024	2023	2022
Loan to Hangzhou Shuige(1)	$1,538,672	$423,585	$1,983,764
Repayment from Hangzhou Shuige(1)	1,110,448	423,585	5,889,698
Loan to Liwei Zhang(1)	319,254	303,075	—
Repayment from Liwei Zhang(1)	330,580	362,377	—
Advance to Baiming Yu(2)	3,705	1,187,554	17,148
Reimbursement from Baiming Yu(2)	9,375	644,678	—
Repayment from Baiming Yu(2)	692,074	—	—
Selling to Hangzhou Qingniu(3)	577,370	1,011,587	16,524
Loan to Hangzhou Qingniu(1)	2,716,162	4,943,174	7,356,760
Rent income from Hangzhou Qingniu(4)	—	52,749	192,636
Repayment from Hangzhou Qingniu(1)(3) (4)	4,036,026	5,105,411	7,371,232
Loan from Xiaoshan Ance(5)	—	—	152,597
Advance to Shuang Wu(6)	2,054,627	3,467,737	174,800
Repayment from Shuang Wu(6)	1,159,929	2,022,703	851,143
Advance to Huiyu Chuanggu(7)	447,927	2,894,499	—
Reimbursement from Huiyu Chuanggu(7)	2,077,162	1,397,077	—
Management service fee to Huiyu Chuanggu(8)	1,247,508	—	—
Rent income from Hangzhou Yuanqi(4)	—	—	3,815
Collection from Hangzhou Yuanqi(4)	—	706	3,815
Advance to Ming Zhao(9)	—	866	—
Collection from Ming Zhao(9)	—	866	1,958
Advance from Hangzhou Yizhiying Information Consulting Management Co., Ltd(10)	—	—	149,606
Repayment to Hangzhou Yizhiying Information Consulting Management Co., Ltd(10)	—	—	61,885
Advance to Qijia Yu(2)	8,142	—	—
Repayment from Qijia Yu(2)	2,846	—	—
(1)	This represented the Group’s interest-free loans, which was due on demand, to these related parties and repayment from these related parties.

(2)	It was the advances which is interest-free and due on demand made to the related parties for the Group’s daily operational purposes, and reimbursement from the related parties for the Group’s operational expenses.

(3)	It was the receivable for selling medical consumables to this related party, repayment from this related party.

(4)	It was the receivable and collection for providing rental service to this related party.

(5)	This consisted of the Group’s interest-free loan from this related party for daily operations, which was due on demand.

(6)	This consisted of the Group’s advance to this related party with no fixed term of repayment and interest, and the repayment from this related party.

(7)	This consisted of the advance to this related party for the Group’s initial public offering costs, including legal fees and accounting fees, and the reimbursement of excessive advance payment from this related party.

(8)	It was the management service fee for Huiyu Chuanggu’s intergrated management consulting services during the Company’s IPO process. This fee was charged once at a fixed price only when the Company completed its IPO.

(9)	This consisted of the advance to this related party for the Group’s daily operations.

(10)	This consisted of the Group’s advance from this related party for the Group’s daily operations with no fixed term of repayment and interest.